Interest Expenses, Net - Schedule of Interest Expenses, Net (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 16, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Interest Expenses, Net [Abstract]
Interest expenses on various loans and others		$ (9,823)	$ (2,756)	$ (4,531)
Interest income on cash deposits in banks		21	65	1,283
Total	$ (150)	$ (9,802)	$ (2,691)	$ (3,248)